Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended				1 Months Ended	9 Months Ended
	Sep. 23, 2012 Segment State Restaurants	Sep. 25, 2011	Dec. 25, 2011 Restaurants	Dec. 26, 2010 Restaurants	Dec. 27, 2009 Restaurants	Sep. 23, 2012 Minimum Leasehold Improvements	Sep. 23, 2012 Minimum Furniture Fixtures And Equipment	Sep. 23, 2012 Maximum Leasehold Improvements	Sep. 23, 2012 Maximum Furniture Fixtures And Equipment	Jul. 27, 2012 IPO	Sep. 23, 2012 IPO	Jul. 27, 2012 IPO Grants To Non Executive Employees
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of restaurant	38		31	23	17
Number of states	8
Sale of stock 2012 IPO (in shares)			10,865,757							6,708,332
Shares issued to cover over allotment												874,999
Net proceeds from the offering stock	$ 81,104,000	$ 83,000	$ 183,000	$ 5,351,000	$ 200,000						$ 78,100,000
Estimated offering expenses											9,100,000
Repayment of credit facilities	79,400,000
Total outstanding debt under the credit facility	5,000,000
Common stock shares authorized	60,000,000		11,818,345	11,818,345						11,818,345	60,000,000
Common stock par value	$ 0.01		$ 0.01	$ 0.01							$ 0.01
Preferred stock authorized shares	15,000,000		10,657,252	10,657,252						9,017,217	15,000,000
Preferred stock share par value	$ 0.01		$ 0.01	$ 0.01							$ 0.01
Estimated useful lives						5 years	3 years	20 years	7 years
Long-term debt, carrying value	4,994,000		55,200,000	30,732,000
Long-term debt, fair value				31,235,000
Change in fair value of long term debt				503,000
Marketing expense	$ 954,000	$ 733,000	$ 964,000	$ 655,000	$ 533,000
Number of reporting segment	1